UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investmept that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Director
Phone: (212)838-2300

Signature,                                Place,               Date of Signing:

/s/   Michael J Marrone          277 Park Ave, NY, NY 10172      May 14, 2009
---------------------------      --------------------------     --------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0


Form 13F Information Table Entry Total:     93


Form 13F Information Table Value Total: 118,241 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

            28-                                  None
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109      974    71490 SH       SOLE                    71490
ARMSTRONG WORLD INDU           COM              04247x102     1443   131055 SH       SOLE                    55167     2398    73490
                                                                 1       78 SH       OTHER                                        78
BROOKFIELD INFRASTRUCTURE PART COM              G16252101     1636   123883 SH       SOLE                    58014     1528    64341
                                                                 1       58 SH       OTHER                                        58
CACI INTERNATIONAL INC         COM              127190304     3208    87903 SH       SOLE                    37585    14194    36124
                                                                 1       36 SH       OTHER                                        36
CAMPBELL SOUP CO.              COM              134429109     2016    73690 SH       SOLE                    36035     1188    36467
                                                                 2       59 SH       OTHER                                        59
CANADIAN NATURAL RESOURCES LTD COM              136385101      759    19683 SH       SOLE                     9579    10104
CHEVRON CORPORATION            COM              166764100      251     3735 SH       SOLE                              3735
CHINA MOBILE LIMITED           COM              16941M109      805    18489 SH       SOLE                    18489
CHINA MOBILE MEDIA TECHNOLOGY  COM              16950C109        3   150000 SH       SOLE                   150000
CME GROUP INC CL A             COM              12572q105     1865     7570 SH       SOLE                     7570
COCA-COLA CO USD               COM              191216100     2259    51397 SH       SOLE                    25151      786    25460
                                                                 2       41 SH       OTHER                                        41
CONOCOPHILLIPS                 COM              20825C104     1890    48270 SH       SOLE                    29941             18329
                                                                 1       27 SH       OTHER                                        27
CORN PRODUCTS INTERNATIONAL IN COM              219023108     2868   135268 SH       SOLE                    57430     2475    75363
                                                                 2       81 SH       OTHER                                        81
CTRIP.COM INTL LTD             COM              22943F100     2589    94489 SH       SOLE                    94489
DIAGEO PLC                     COM              25243Q205     1900    42464 SH       SOLE                    20617      702    21145
                                                                 2       34 SH       OTHER                                        34
EBAY INC.                      COM              278642103     4470   355931 SH       SOLE                   277646     2778    75507
                                                                 1       71 SH       OTHER                                        71
ELONG INC                      COM              290138205     2795   459739 SH       SOLE                   459739
ENTERGY CORP                   COM              29364G103     2654    38980 SH       SOLE                    19752     4106    15122
                                                                 2       24 SH       OTHER                                        24
EXTREME NETWORKS, INC.         COM              30226D106      152   100000 SH       SOLE                   100000
FEDERATED INVS INC             COM              314211103     2979   133837 SH       SOLE                    56134    21164    56539
                                                                 1       57 SH       OTHER                                        57
GHL ACQUISITION CORP           COM              36172h108      234    25000 SH       SOLE                    20000     5000
GOOGLE                         COM              38259p508     6228    17894 SH       SOLE                    17894
HICKS ACQUISITION CO. I INC.   COM              429086309      200    21258 SH       SOLE                    13500     7758
HOSPIRA INC COM                COM              441060100     3781   122518 SH       SOLE                    51837     2243    68438
                                                                 2       74 SH       OTHER                                        74
HUMANA INC                     COM              444859102      802    30734 SH       SOLE                    15000    15734
HUNTSMAN CORPORATION           COM              447011107      200    63900 SH       SOLE                    53000    10900
INFINERA CORP                  COM              45667G103     3095   418293 SH       SOLE                   418293
JDS UNIPHASE CP                COM              46612J507     1441   443458 SH       SOLE                   188581     8260   246617
                                                                 1      267 SH       OTHER                                       267
KRAFT FOODS INC                COM              50075N104     1947    87364 SH       SOLE                    43267     1440    42657
                                                                 2       73 SH       OTHER                                        73
LEVEL 3 COMMUNICATIONS         COM              52729N100     2171  2360258 SH       SOLE                  2360258
                                                                 2     2000 SH       OTHER                                      2000
LIFE TECHNOLOGIES CORPORATION  COM              53217v109     2389    73554 SH       SOLE                    31526     1416    40612
                                                                 1       38 SH       OTHER                                        38
LIQUIDITY SERVICES INC         COM              53635B107     1912   273525 SH       SOLE                   273525
MARQUETTE NATIONAL CORP        COM              571599109     2961     5640 SH       SOLE                     5640
MEDTRONIC INC                  COM              585055106      413    14000 SH       SOLE                    14000
MICROSOFT CORP                 COM              594918104     3162   172138 SH       SOLE                    80001    12737    79400
                                                                 1       72 SH       OTHER                                        72
MISSION WEST PPTYS REIT        COM              605203108     9504  1485048 SH       SOLE                  1485048
NETSUITE INC                   COM              64118Q107      559    49644 SH       SOLE                    49644
NEW ORIENTAL ED ADR            COM              647581107     2030    40400 SH       SOLE                    40400
NORTHWESTERN CORP              COM              668074305      537    25000 SH       SOLE                    25000
OCEANAUT, INC                  COM              675227102      138    16800 SH       SOLE                    16800
PEPSICO INC                    COM              713448108     2461    47805 SH       SOLE                    23412      786    23607
                                                                 2       38 SH       OTHER                                        38
PERFECT WORLD CO., LTD - AMERI COM              71372u104     1639   116632 SH       SOLE                    50385     2099    64148
                                                                 1       68 SH       OTHER                                        68
PHILIP MORRIS INTERNATIONAL IN COM              718172109      712    20000 SH       SOLE                    20000
POLARIS ACQUISTION             COM              73104r102      105    12000 SH       SOLE                    12000
PROSHARES TRUST ULTRA SHORT LE COM              74347r297      442    10137 SH       SOLE                     5137     5000
QIAO XING MOBILE COMMUNICATION COM              G73031109      629   313146 SH       SOLE                   132192     5798   175156
                                                                 0      184 SH       OTHER                                       184
RTI INTERNATIONAL METALS       COM              74973w107      211    18000 SH       SOLE                             18000
SHANDA INTERACTIVE ENTERTAINME COM              81941Q203     5755   145581 SH       SOLE                   117723      894    26964
                                                                 1       29 SH       OTHER                                        29
SP ACQUISITION HOLDINGS, INC.  COM              78470a104      295    31005 SH       SOLE                     1597    29408
SUNCOR ENERGY INC              COM              867229106      643    28947 SH       SOLE                    11382      561    17004
                                                                 0       15 SH       OTHER                                        15
SYMANTEC CORP                  COM              871503108     3343   223764 SH       SOLE                    94808     4314   124642
                                                                 2      136 SH       OTHER                                       136
TENCENT HOLDINGS ORD           COM              G87572122     3949   543125 SH       SOLE                   543125
TEXAS PETROCHEMICALS           COM              88265P208       45    13000 SH       SOLE                             13000
THQ INC.                       COM              872443403     1034   340228 SH       SOLE                   158159     6478   175591
                                                                 1      214 SH       OTHER                                       214
TRIQUINT SEMICONDUCTOR, INC.   COM              89674K103     1747   707473 SH       SOLE                   312411    12686   382376
                                                                 1      407 SH       OTHER                                       407
ULTRA SHORT S&P 500 PROSHARES  COM              74347r883      640     8066 SH       SOLE                     8066
VISHAY INTERTECHNOLOGY INC.    COM              928298108     1394   400701 SH       SOLE                   170364     7353   222984
                                                                 1      235 SH       OTHER                                       235
VISIONCHINA MEDIA INC.         COM              92833u103     1954   302983 SH       SOLE                   132173     5797   165013
                                                                 1      187 SH       OTHER                                       187
WALGREEN CO.                   COM              931422109     1431    55111 SH       SOLE                    28430      953    25728
                                                                 3      117 SH       OTHER                                       117
WELLS FARGO & CO               COM              949746101     2850   200126 SH       SOLE                    81375     3759   114992
                                                                 2      122 SH       OTHER                                       122
WESTERN UNION CO               COM              959802109     2331   185467 SH       SOLE                   185467
YAHOO! INC.                    COM              984332106      887    69220 SH       SOLE                    34720    34500
YUM! BRANDS INC.               COM              988498101     2479    90207 SH       SOLE                    43299     1503    45405
                                                                 2       73 SH       OTHER                                        73